First Trust Ultra Short Duration Municipal ETF Investment Strategy - First Trust Ultra Short Duration Municipal ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (collectively, “Municipal Securities”). Municipal Securities are generally issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, authorities and other instrumentalities. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. In selecting the Fund’s portfolio, the portfolio managers will focus on Municipal Securities that meet basic infrastructure needs or provide critical services within their communities. The Fund will invest in Municipal Securities issued throughout the United States, including in Municipal Securities issued by entities in at least 10 different states, with an emphasis on Municipal Securities issued in states with growing populations and healthy employment trends. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of Municipal Securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Securities that are, at the time of investment, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities or, if unrated, Municipal Securities determined by the Fund’s investment advisor to be of comparable quality. Additionally, for newly-issued Municipal Securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The types of Municipal Securities in which the Fund may invest as a part of its principal investment strategy include municipal general obligation bonds, municipal revenue bonds, municipal notes, alternative minimum tax bonds, private activity bonds (including without limitation industrial development bonds), and pre-refunded and escrowed to maturity bonds. Interest on alternative minimum tax bonds and private activity bonds may be subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. The Fund may also purchase new issues of Municipal Securities on a when-issued or forward commitment basis. The Municipal Securities in which the Fund invests may be fixed, variable or floating-rate securities.